Share Capital (Dividends) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 28, 2017	Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends paid, ordinary shares	$ 3.9	$ 7.8
Dividends paid, ordinary shares per share		$ 0.01